UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period June 6, 2024 to June 30, 2024

Date of Report (Date of earliest event reported): August 12, 2024

El Toro-3, LLC

(Exact name of securitizer as specified in its charter)

025-07130	0002024666
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jason T. Raefski, Chief Financial Officer, (949) 556-7543

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:  _____________________________

Central Index Key Number of issuing entity (if applicable):  ______________________

Central Index Key Number of underwriter (if applicable):  ________________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EL TORO-3, LLC
(Depositor)

By:	/s/ Jason T. Raefski
	Name:	Jason T. Raefski
	Title:	Chief Financial Officer

Date: August 12, 2024